Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 61,865	$ 267,965	$ 515,524
Other receivable – related party			22,195
Other receivable	16	16
Prepaid expenses and other current assets	29,750	10,000	26,500
Total Current Assets	91,631	277,981	564,219
Marketable securities held in Trust Account	27,332,896	127,414,527	174,550,466
Total Assets	27,424,527	127,692,508	175,114,685
Current liabilities
Accounts payable and accrued expenses	414,689	624,663	163,910
Promissory note – related party	2,699,020	2,171,460
Redemption liability		31,596,178
Total Current Liabilities	3,113,709	34,392,301	296,130
Income tax payable			132,220
Warrant liabilities	423,937	1,054,856	3,865,313
Deferred tax liability			1,282
Total Liabilities	3,537,646	35,447,157	4,162,725
Commitments and Contingencies
Common stock subject to possible redemption	27,310,612	95,412,038	174,281,305
Stockholders’ Deficit
Preferred stock value
Common stock value	474	474	474
Accumulated deficit	(3,424,205)	(3,167,161)	(3,329,819)
Total Stockholders’ Deficit	(3,423,731)	(3,166,687)	(3,329,345)
Total Liabilities and Stockholders’ Deficit	$ 27,424,527	$ 127,692,508	$ 175,114,685